Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net
	As of December 31,	As of December 31,
	2021	2020
Buildings	$4,031,395	$3,927,085
Mechanical equipment	19,935,874	19,562,087
Motor vehicles	454,624	348,941
Office equipment	7,369,316	6,772,941
Computer software	753,986	174,740
Leasehold improvement	1,197,048	218,004
Construction in progress	28,874,739	21,059,285
Total	62,616,982	52,063,083
Accumulated depreciation	(25,464,318)	(22,939,840)
Provision for impairment	(3,823,054)	-
Property, plant and equipment, net	$33,329,610	$29,123,243